Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Suppliers	$ 9,147	$ 16,533
Accrued interest	9,202	13,078
Accrued short-term employee benefits	2,430	2,325
Accrued transaction costs relating to the Merger	0	34
Other accrued expenses	1,508	802
Accrued expenses	22,972	32,838
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	685	66
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	398	35
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	287	0
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	0	26
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 0	$ 5